Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustments	$ (175,369)	$ (85,840)
Actuarial gain/(loss) on defined benefit pension plan (note 21)	7,559	(5,098)
Loss on cash flow hedge	3,728	0
Amortization of loss on cash flow hedge	0	1
Total	$ (171,538)	$ (90,937)